Document and Entity Information	Nov. 22, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2021
Entity Registrant Name	ARROWROOT ACQUISITION CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-835972
Entity Tax Identification Number	85-3961600
Entity Address, Address Line One	4553 Glencoe Ave
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Marina Del Rey
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90292
City Area Code	310
Local Phone Number	566-5966
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001835972
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	ARRWU
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	ARRW
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	ARRWW
Security Exchange Name	NASDAQ